Schedule of Maturity Analysis of Lease Liabilities (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Total	₪ 23,751		₪ 2,725
Current maturities of lease liability	4,262
Long-term lease liability	19,489	₪ 23,201
Payments of lease liabilities	5,007
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,262
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	13,811
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₪ 5,678